Financial Liabilities (Details)	12 Months Ended
Dec. 31, 2025
Financial Liabilities [Line Items]
Remuneration rate	100.00%
Yield rate	14.89%
Average interest rate	94.20%
Bottom of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	1.80%
Top of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	2.50%
CDB [Member]
Financial Liabilities [Line Items]
Remuneration rate	100.00%
CDB [Member] | Bottom of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	9.82%
Floating-rate	95.00%
Remuneration rate	0.10%
Inflation rate	4.87%
CDB [Member] | Top of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	16.49%
Floating-rate	113.80%
Remuneration rate	2.50%
Inflation rate	9.18%
CDI [Member]
Financial Liabilities [Line Items]
Deposits remuneration rate	100.00%
LCI [Member] | Bottom of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	89.00%
LCI [Member] | Top of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	96.00%
LF [Member]
Financial Liabilities [Line Items]
Remuneration rate	100.00%
Inflation rate	6.58%
LF [Member] | Bottom of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	11.38%
Floating-rate	110.00%
Remuneration rate	0.49%
LF [Member] | Top of Range [Member]
Financial Liabilities [Line Items]
Remuneration rate	13.30%
Floating-rate	113.00%
Remuneration rate	2.94%
LFSN [Member]
Financial Liabilities [Line Items]
Remuneration rate	11.38%
Remuneration rate	100.00%
Inflation rate	100.00%
LFSN [Member] | Bottom of Range [Member]
Financial Liabilities [Line Items]
Floating-rate	100.00%
Remuneration rate	1.00%
Inflation rate	6.58%
LFSN [Member] | Top of Range [Member]
Financial Liabilities [Line Items]
Floating-rate	109.60%
Remuneration rate	2.94%